Guarantor and Non-Guarantor Supplemental Information (Schedule of Condensed Consolidating and Combining Statement of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		$ 81,086	$ 42,889	$ 43,044
Cash flows from investing activities:
Capital expenditures for property and equipment		(79,920)	(59,455)	(69,066)
Capital expenditures for software		(7,269)	(8,845)	(61,054)
Acquisitions, net of cash acquired		(785)	(8,019)	(141,994)
Proceeds from the sale of hospitals		13,746	0	0
Proceeds from asset sales		1,082	3,114	258
Changes in intercompany balances with affiliates, net		0
Other investing activities		0	(5,387)	(242)
Net cash used in investing activities		(73,146)	(78,592)	(272,098)
Cash flows from financing activities:
Borrowings of long-term debt		1,256,281	372	110
Repayments of long-term debt		(15,222)	(1,563)	(1,631)
Increase in Due to Parent, net		24,796	262,775	111,686
Increase (decrease) in receivables facility, net		0	(224,774)	122,064
Payments of debt issuance costs	$ (29,146)	(29,146)	0	0
Cash paid to Parent related to the Spin-off		(1,217,336)	0	0
Cancellation of restricted stock awards for payroll tax withholdings on vested shares		(13)	0	0
Cash distributions to noncontrolling investors		(2,850)	(1,623)	(1,489)
Purchases of shares from noncontrolling investors		(101)	(937)	0
Changes in intercompany balances with affiliates, net		0
Net cash provided by financing activities		16,409	34,250	230,740
Net change in cash and cash equivalents		24,349	(1,453)	1,686
Cash and cash equivalents at beginning of period		1,106	2,559	873
Cash and cash equivalents at end of period		25,455	1,106	2,559
Reportable Legal Entities [Member] | Parent Issuer [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		(66,266)	0	0
Cash flows from investing activities:
Capital expenditures for property and equipment		0	0	0
Capital expenditures for software		0	0	0
Acquisitions, net of cash acquired		0	0	0
Proceeds from the sale of hospitals		0
Proceeds from asset sales		0	0	0
Changes in intercompany balances with affiliates, net		0
Other investing activities		0	0	0
Net cash used in investing activities		0	0	0
Cash flows from financing activities:
Borrowings of long-term debt		1,255,464	0	0
Repayments of long-term debt		(11,581)	0	0
Increase in Due to Parent, net		0	0	0
Increase (decrease) in receivables facility, net		0	0	0
Payments of debt issuance costs		(29,146)
Cash paid to Parent related to the Spin-off		(1,217,336)
Cancellation of restricted stock awards for payroll tax withholdings on vested shares		0
Cash distributions to noncontrolling investors		0	0	0
Purchases of shares from noncontrolling investors		0	0
Changes in intercompany balances with affiliates, net		90,474
Net cash provided by financing activities		87,875	0	0
Net change in cash and cash equivalents		21,609	0	0
Cash and cash equivalents at beginning of period		0	0	0
Cash and cash equivalents at end of period		21,609	0	0
Reportable Legal Entities [Member] | Other Guarantors [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		173,382	87,313	38,689
Cash flows from investing activities:
Capital expenditures for property and equipment		(73,327)	(37,321)	(50,985)
Capital expenditures for software		(3,854)	(6,935)	(52,044)
Acquisitions, net of cash acquired		(549)	(3,467)	(31,411)
Proceeds from the sale of hospitals		0
Proceeds from asset sales		1,498	3,114	(112)
Changes in intercompany balances with affiliates, net		(116,674)
Other investing activities		0	(1,416)	514
Net cash used in investing activities		(192,906)	(46,025)	(134,038)
Cash flows from financing activities:
Borrowings of long-term debt		740	217	60
Repayments of long-term debt		(3,025)	(1,043)	(1,265)
Increase in Due to Parent, net		24,796	152,971	(11,928)
Increase (decrease) in receivables facility, net		0	(194,835)	110,142
Payments of debt issuance costs		0
Cash paid to Parent related to the Spin-off		0
Cancellation of restricted stock awards for payroll tax withholdings on vested shares		(13)
Cash distributions to noncontrolling investors		0	0	0
Purchases of shares from noncontrolling investors		0	(526)
Changes in intercompany balances with affiliates, net		0
Net cash provided by financing activities		22,498	(43,216)	97,009
Net change in cash and cash equivalents		2,974	(1,928)	1,660
Cash and cash equivalents at beginning of period		524	2,452	792
Cash and cash equivalents at end of period		3,498	524	2,452
Reportable Legal Entities [Member] | Non-Guarantors [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		(26,030)	(44,424)	4,355
Cash flows from investing activities:
Capital expenditures for property and equipment		(6,593)	(22,134)	(18,081)
Capital expenditures for software		(3,415)	(1,910)	(9,010)
Acquisitions, net of cash acquired		(236)	(4,552)	(110,583)
Proceeds from the sale of hospitals		13,746
Proceeds from asset sales		(416)	0	370
Changes in intercompany balances with affiliates, net		0
Other investing activities		0	(3,971)	(756)
Net cash used in investing activities		3,086	(32,567)	(138,060)
Cash flows from financing activities:
Borrowings of long-term debt		77	155	50
Repayments of long-term debt		(616)	(520)	(366)
Increase in Due to Parent, net		0	109,804	123,614
Increase (decrease) in receivables facility, net		0	(29,939)	11,922
Payments of debt issuance costs		0
Cash paid to Parent related to the Spin-off		0
Cancellation of restricted stock awards for payroll tax withholdings on vested shares		0
Cash distributions to noncontrolling investors		(2,850)	(1,623)	(1,489)
Purchases of shares from noncontrolling investors		(101)	(411)
Changes in intercompany balances with affiliates, net		26,200
Net cash provided by financing activities		22,710	77,466	133,731
Net change in cash and cash equivalents		(234)	475	26
Cash and cash equivalents at beginning of period		582	107	81
Cash and cash equivalents at end of period		348	582	107
Eliminations [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		0	0	0
Cash flows from investing activities:
Capital expenditures for property and equipment		0	0	0
Capital expenditures for software		0	0	0
Acquisitions, net of cash acquired		0	0	0
Proceeds from the sale of hospitals		0
Proceeds from asset sales		0	0	0
Changes in intercompany balances with affiliates, net		116,674
Other investing activities		0	0	0
Net cash used in investing activities		116,674	0	0
Cash flows from financing activities:
Borrowings of long-term debt		0	0	0
Repayments of long-term debt		0	0	0
Increase in Due to Parent, net		0	0	0
Increase (decrease) in receivables facility, net		0	0	0
Payments of debt issuance costs		0
Cash paid to Parent related to the Spin-off		0
Cancellation of restricted stock awards for payroll tax withholdings on vested shares		0
Cash distributions to noncontrolling investors		0	0	0
Purchases of shares from noncontrolling investors		0	0
Changes in intercompany balances with affiliates, net		(116,674)
Net cash provided by financing activities		(116,674)	0	0
Net change in cash and cash equivalents		0	0	0
Cash and cash equivalents at beginning of period		0	0	0
Cash and cash equivalents at end of period		$ 0	$ 0	$ 0